Provisions for impairment charges	12 Months Ended
Sep. 30, 2018
Provisions for impairment charges
Provisions for impairment charges

Note 14. Provisions for impairment charges

Accounting policy

The Group recognises two types of impairment provisions for its loans, being provisions for loans which are:

▪	individually assessed for impairment; and
▪	collectively assessed for impairment.
Note 6 explains how impairment charges are determined. The Group assesses impairment as follows:

▪	individually for loans that exceed specified thresholds. Where there is objective evidence of impairment, individually assessed provisions will be recognised; and
▪

collectively for loans below the specified thresholds noted above or if there is no objective evidence of impairment. These loans are included in a group of loans with similar risk characteristics and collectively assessed for impairment. If there is objective evidence that the group of loans is collectively impaired, collectively assessed provisions will be recognised.

Critical accounting assumptions and estimates

The methodology and assumptions used for estimating future cash flows are reviewed regularly by the Group to reduce differences between impairment provisions and actual loss experience.

Individual component

Key judgements include the business prospects for the customer, the realisable value of collateral, the Group’s position relative to other claimants, the reliability of customer information and the likely cost and duration of recovering the loan.

Judgements can change with time as new information becomes available or as loan recovery strategies evolve, which may result in revisions to the impairment provision.

Collective component

Collective provisions are established on a portfolio basis taking into account the level of arrears, collateral and security, past loss experience, current economic conditions, expected default and timing of recovery based on portfolio trends.

Key judgements include estimated loss rates and their related emergence periods. The emergence period for each loan type is determined through studies of loss emergence patterns. Loan files are reviewed to identify the average time period between observable loss indicator events and the loss becoming identifiable.

Actual credit losses may differ materially from reported loan impairment provisions due to uncertainties including interest rates and their effect on consumer spending, unemployment levels, payment behaviour and bankruptcy rates.

	Consolidated			Parent Entity
$m	2018	2017	2016	2018	2017
Individually assessed provisions
Opening balance	480	869	669	417	752
Provisions raised	371	610	727	341	581
Write-backs	(150)	(288)	(210)	(131)	(218)
Write-offs	(269)	(688)	(287)	(248)	(681)
Interest adjustment	(11)	(16)	(13)	(11)	(16)
Other adjustments	1	(7)	(17)	7	(1)

Closing balance	422	480	869	375	417

Collectively assessed provisions
Opening balance	2,639	2,733	2,663	2,180	2,198
Provisions raised	668	699	744	610	628
Write-offs	(858)	(968)	(902)	(742)	(810)
Interest adjustment	179	188	193	148	152
Other adjustments	3	(13)	35	42	12

Closing balance	2,631	2,639	2,733	2,238	2,180

Total provisions for impairment charges on loans and credit commitments	3,053	3,119	3,602	2,613	2,597
Less provisions for credit commitments (refer to Note 28)	(239)	(253)	(272)	(206)	(224)

Total provisions for impairment charges on loans	2,814	2,866	3,330	2,407	2,373

The following table presents provisions for impairment charges on loans by industry classification for the past five years:

Consolidated	2018		2017		2016		2015		2014
	$m	%	$m	%	$m	%	$m	%	$m	%
Individually assessed provisions by industry
Australia
Accommodation, cafes and restaurants	9	0.3	15	0.5	39	1.1	38	1.1	47	1.4
Agriculture, forestry and fishing	13	0.4	9	0.3	21	0.6	23	0.7	47	1.4
Construction	24	0.8	20	0.6	23	0.6	20	0.6	61	1.8
Finance and insurance	25	0.8	6	0.2	15	0.4	23	0.7	24	0.7
Manufacturing	49	1.6	40	1.3	120	3.4	41	1.2	36	1.0
Mining	9	0.3	19	0.6	41	1.1	11	0.3	15	0.4
Property	47	1.5	74	2.4	125	3.5	127	3.9	200	5.7
Property services and business services	35	1.1	77	2.5	215	6.0	97	2.9	83	2.4
Services	27	0.9	25	0.8	16	0.4	20	0.6	32	0.9
Trade	39	1.3	37	1.2	62	1.7	39	1.2	70	2.0
Transport and storage	16	0.5	14	0.4	14	0.4	54	1.6	12	0.3
Utilities	-	-	-	-	-	-	-	-	2	0.1
Retail lending	92	3.0	94	3.0	57	1.6	57	1.7	60	1.7
Other	2	0.1	3	0.1	4	0.1	3	0.1	2	0.1

Total Australia	387	12.6	433	13.9	752	20.9	553	16.6	691	19.9

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	-	-	-	-	-	-
Agriculture, forestry and fishing	13	0.4	11	0.4	11	0.3	6	0.2	6	0.2
Construction	-	-	-	-	1	-	1	-	1	-
Finance and insurance	-	-	-	-	-	-	-	-	-	-
Manufacturing	6	0.2	4	0.1	34	0.9	33	1.0	33	0.9
Mining	-	-	-	-	14	0.4	13	0.4	36	1.0
Property	6	0.2	20	0.6	31	0.9	42	1.3	38	1.1
Property services and business services	-	-	-	-	1	-	1	-	-	-
Services	1	0.1	2	0.1	2	0.1	2	0.1	1	-
Trade	-	-	1	-	1	-	1	-	2	0.1
Transport and storage	-	-	-	-	-	-	-	-	1	-
Utilities	-	-	-	-	-	-	-	-	-	-
Retail lending	7	0.2	7	0.2	4	0.1	8	0.2	10	0.3

Total New Zealand	33	1.1	45	1.4	99	2.7	107	3.2	128	3.6

Total other overseas	2	0.1	2	0.1	18	0.5	9	0.3	48	1.4

Total individually assessed provisions	422	13.8	480	15.4	869	24.1	669	20.1	867	24.9
Total collectively assessed provisions	2,631	86.2	2,639	84.6	2,733	75.9	2,663	79.9	2,614	75.1

Total provisions for impairment charges and credit commitments	3,053	100.0	3,119	100.0	3,602	100.0	3,332	100.0	3,481	100.0

The following table shows details of loan write-offs by industry classifications for the past five years:

Consolidated
$m	2018	2017	2016	2015	2014
Write-offs
Australia
Accommodation, cafes and restaurants	(14)	(38)	(17)	(40)	(26)
Agriculture, forestry and fishing	(12)	(10)	(12)	(36)	(60)
Construction	(23)	(30)	(20)	(40)	(37)
Finance and insurance	(4)	(6)	(13)	(12)	(10)
Manufacturing	(12)	(105)	(21)	(20)	(85)
Mining	(14)	(46)	(18)	(17)	(4)
Property	(39)	(76)	(44)	(104)	(182)
Property services and business services	(44)	(203)	(43)	(70)	(50)
Services	(24)	(97)	(36)	(18)	(22)
Trade	(56)	(59)	(30)	(56)	(70)
Transport and storage	(17)	(17)	(48)	(24)	(43)
Utilities	(1)	-	(1)	(2)	(3)
Retail lending	(793)	(898)	(803)	(658)	(603)
Other	(5)	(17)	(13)	(13)	(14)

Total Australia	(1,058)	(1,602)	(1,119)	(1,110)	(1,209)

New Zealand
Accommodation, cafes and restaurants	-	-	-	-	(2)
Agriculture, forestry and fishing	-	-	(1)	(3)	(10)
Construction	(1)	(1)	(1)	-	(5)
Finance and insurance	-	-	-	-	(10)
Manufacturing	-	-	-	(1)	(1)
Mining	-	-	-	(28)	(10)
Property	(13)	(2)	(10)	(18)	(41)
Property services and business services	-	-	(2)	-	-
Services	(1)	-	-	(1)	(37)
Trade	(1)	(1)	(1)	(4)	(3)
Transport and storage	-	-	-	-	-
Utilities	-	-	-	-	-
Retail lending	(53)	(49)	(51)	(55)	(49)
Other	-	-	(1)	-	-

Total New Zealand	(69)	(53)	(67)	(110)	(168)

Total other overseas	-	(1)	(3)	(18)	(31)

Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

Write-offs in relation to:
Collectively assessed provisions	(858)	(968)	(902)	(793)	(702)
Individually assessed provisions	(269)	(688)	(287)	(445)	(706)

Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

The following table shows details of recoveries of loans by industry classifications for the past five years:

Consolidated
$m	2018	2017	2016	2015	2014
Recoveries
Australia
Accommodation, cafes and restaurants	1	3	-	-	-
Agriculture, forestry and fishing	-	-	-	-	-
Construction	1	2	1	4	2
Finance and insurance	1	1	34	8	8
Manufacturing	-	2	1	3	3
Mining	1	1	-	-	-
Property	7	10	3	15	12
Property services and business services	1	3	2	2	-
Services	1	-	2	1	-
Trade	2	3	1	1	1
Transport and storage	1	1	1	-	-
Utilities	-	-	-	-	2
Retail lending	139	118	84	78	62
Other	-	5	2	1	2

Total Australia	155	149	131	113	92
Total New Zealand	24	19	6	18	14
Total other overseas	-	-	-	-	-

Total recoveries	179	168	137	131	106
Total write-offs	(1,127)	(1,656)	(1,189)	(1,238)	(1,408)

Net write-offs and recoveries	(948)	(1,488)	(1,052)	(1,107)	(1,302)